Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

13. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had no significant capital expenditure commitment as of December 31, 2024 and June 30, 2025.

Contingencies

The Company may be involved in various legal proceedings, claims, and other disputes arising from the commercial operations, projects, employees, and other matters which, in general, are subject to uncertainties and in which the outcomes are not predictable. The Company determines whether an estimated loss from a contingency should be accrued by assessing whether a loss is deemed probable and can be reasonably estimated. Although the Company can give no assurances about the resolution of pending claims, litigation or other disputes, and the effect such outcomes may have on the Company, the Company believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided or covered by insurance, will not have a material adverse effect on the Company’s unaudited condensed consolidated financial position or results of operations or liquidity.

Contractual obligations

The Company had outstanding bank loans of RMB85,763 (US$11,972) as of June 30, 2025.

The following table sets forth our contractual obligations and commercial commitments as of June 30, 2025

	Payment Due by Period (in thousands)
	Total	Less than 1 Year	1 – 3 Years	3 – 5 Years	More than 5 Years
Bank loans	85,763	81,063	4,700	—	—